SCHEDULE OF ADDITIONAL STOCK OPTIONS OUTSTANDING (Details)	3 Months Ended
Mar. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	615,000
Weighted average remaining contractual life (years)	3 years 2 months 23 days
Weighted average exercise price, ending | $ / shares	$ 1.41
Number of Options, Exercisable, Ending | shares	615,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.41
Stock Options One [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	250,000
Weighted average remaining contractual life (years)	3 years
Weighted average exercise price, ending | $ / shares	$ 0.82
Number of Options, Exercisable, Ending | shares	250,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 0.82
Stock Options Two [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	240,000
Weighted average remaining contractual life (years)	3 years 3 months
Weighted average exercise price, ending | $ / shares	$ 1.22
Number of Options, Exercisable, Ending | shares	240,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 1.22
Stock Options Three [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	115,000
Weighted average remaining contractual life (years)	3 years 6 months 29 days
Weighted average exercise price, ending | $ / shares	$ 2.65
Number of Options, Exercisable, Ending | shares	115,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 2.65
Stock Options Four [Member]
IfrsStatementLineItems [Line Items]
Number of Options, Outstanding, Ending | shares	10,000
Weighted average remaining contractual life (years)	4 years 3 months
Weighted average exercise price, ending | $ / shares	$ 6.20
Number of Options, Exercisable, Ending | shares	10,000
Weighted average exercise price, Exercisable, ending | $ / shares	$ 6.20